Financing receivables (Tables)	12 Months Ended
Mar. 31, 2013
Financing Receivables and Related Allowance for Doubtful Accounts

Financing receivables and related allowance for doubtful accounts as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Provision	4,719	2,399	195	7,313
Charge-offs	(3,116)	(2,157)	(30)	(5,303)
Balance at March 31, 2012	¥6,107	¥3,327	¥396	¥9,830

Ending balance: collectively evaluated for impairment	6,107	3,327	37	9,471
Ending balance: individually evaluated for impairment	—	—	359	359
Financing receivables:
Balance at March 31, 2012	¥316,385	¥189,163	¥9,056	¥514,604

Ending balance: collectively evaluated for impairment	316,385	189,163	8,563	514,111
Ending balance: individually evaluated for impairment	—	—	493	493

	Millions of yen
	2013
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance at March 31, 2012	¥6,107	¥3,327	¥—	¥396	¥9,830

Provision	785	1,303	—	86	2,174
Charge-offs	(3,306)	(2,250)	—	(21)	(5,577)
Other deductions*	(2,239)	—	—	—	(2,239)
Balance at March 31, 2013	¥1,347	¥2,380	¥—	¥461	¥4,188

Ending balance: collectively evaluated for impairment	1,347	2,380	—	30	3,757
Ending balance: individually evaluated for impairment	—	—	—	431	431
Financing receivables:
Balance at March 31, 2013	¥2,120	¥194,607	¥240,205	¥9,880	¥446,812

Ending balance: collectively evaluated for impairment	2,120	194,607	240,205	9,220	446,152
Ending balance: individually evaluated for impairment	—	—	—	660	660

*	The decrease in the balance of allowance for doubtful accounts due to reclassifications to receivables held for sale from installment receivables.